Investments in subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Investments in subsidiaries	Investments in subsidiaries
The Company had the following subsidiaries as per December 31, 2022 and 2021:

		Country of registration and operation	Share of common shares owned by the Company (%)
Name	Principle Activities		2022	2021
Olink Finance AB	Cash management	Sweden	100%	100%
Olink OldCo AB	Other operational activities	Sweden	100%	100%
Olink Proteomics AB	Sales, production, and research & development	Sweden	100%	100%
Agrisera AB	Production, and research & development	Sweden	100%	100%
Olink Proteomics Inc.	Sales of services and distribution services	USA	100%	100%
Olink Proteomics Ltd	Marketing coordination and sales services	UK	100%	100%
Olink Proteomics B.V	Marketing coordination and sales services	Netherlands	100%	100%
Olink Proteomics GmbH .	Marketing coordination and sales services	Germany	100%	100%
Olink Proteomics KK	Marketing coordination and sales services	Japan	100%	100%
Olink Biotech (Shanghai) Co., Ltd	Distribution, marketing coordination and sales services	China	100%	100%
Olink Proteomics SAS	Marketing coordination and sales services	France	100%	n/a